Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Emerging Markets Bond Fund Class A -REBAX | Argentine Republic Government International Bond 07/09/2035 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Emerging Markets Bond Fund Class A -REBAX | Qatar Government International Bond 03/14/2029 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund Class A -REBAX | Mexico Government International Bond 04/16/2030 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Class A -REBAX | Colombia Government International Bond 01/30/2030 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Class A -REBAX | Romanian Government International Bond 02/14/2031 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Bond Fund Class A -REBAX | Turkey Government International Bond 02/17/2028 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Class A -REBAX | Indonesia Government International Bond 09/18/2029 3.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Class A -REBAX | Corp. Nacional del Cobre de Chile 01/08/2034 5.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Class A -REBAX | DP World PLC 07/02/2037 6.850% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Class A -REBAX | Colombia Government International Bond 04/15/2031 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Class A -REBAX | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Emerging Markets Bond Fund Class A -REBAX | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Emerging Markets Bond Fund Class A -REBAX | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Emerging Markets Bond Fund Class A -REBAX | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Columbia Emerging Markets Bond Fund Class A -REBAX | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Bond Fund Class A -REBAX | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Emerging Markets Bond Fund Class A -REBAX | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Emerging Markets Bond Fund Class A -REBAX | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Columbia Emerging Markets Bond Fund Class A -REBAX | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Emerging Markets Bond Fund Class A -REBAX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Argentine Republic Government International Bond 07/09/2035 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Qatar Government International Bond 03/14/2029 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Mexico Government International Bond 04/16/2030 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Colombia Government International Bond 01/30/2030 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Romanian Government International Bond 02/14/2031 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Turkey Government International Bond 02/17/2028 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Indonesia Government International Bond 09/18/2029 3.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Corp. Nacional del Cobre de Chile 01/08/2034 5.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | DP World PLC 07/02/2037 6.850% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Colombia Government International Bond 04/15/2031 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Emerging Markets Bond Fund Institutional Class - CMBZX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Argentine Republic Government International Bond 07/09/2035 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Qatar Government International Bond 03/14/2029 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Mexico Government International Bond 04/16/2030 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Colombia Government International Bond 01/30/2030 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Romanian Government International Bond 02/14/2031 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Turkey Government International Bond 02/17/2028 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Indonesia Government International Bond 09/18/2029 3.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Corp. Nacional del Cobre de Chile 01/08/2034 5.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | DP World PLC 07/02/2037 6.850% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Colombia Government International Bond 04/15/2031 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Emerging Markets Bond Fund Institutional 2 Class - CEBRX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Argentine Republic Government International Bond 07/09/2035 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Qatar Government International Bond 03/14/2029 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Mexico Government International Bond 04/16/2030 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Colombia Government International Bond 01/30/2030 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Romanian Government International Bond 02/14/2031 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Turkey Government International Bond 02/17/2028 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Indonesia Government International Bond 09/18/2029 3.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Corp. Nacional del Cobre de Chile 01/08/2034 5.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | DP World PLC 07/02/2037 6.850% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Colombia Government International Bond 04/15/2031 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Emerging Markets Bond Fund Institutional 3 Class -CEBYX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Argentine Republic Government International Bond 07/09/2035 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Qatar Government International Bond 03/14/2029 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Mexico Government International Bond 04/16/2030 3.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Colombia Government International Bond 01/30/2030 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Romanian Government International Bond 02/14/2031 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Turkey Government International Bond 02/17/2028 5.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Indonesia Government International Bond 09/18/2029 3.400% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Corp. Nacional del Cobre de Chile 01/08/2034 5.950% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Bond Fund Class R - CMBRX | DP World PLC 07/02/2037 6.850% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Colombia Government International Bond 04/15/2031 3.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Emerging Markets Bond Fund Class R - CMBRX | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Emerging Markets Bond Fund Class R - CMBRX | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Emerging Markets Bond Fund Class R - CMBRX | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Emerging Markets Bond Fund Class R - CMBRX | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Columbia Emerging Markets Bond Fund Class R - CMBRX | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Bond Fund Class R - CMBRX | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.70%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Emerging Markets Bond Fund Class R - CMBRX | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%